N-Q

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4788

VLC TRUST

(Exact name of registrant as specified in charter)

ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903

(Address of principal executive offices)

MARGARET D. FARRELL, ESQ.

SECRETARY

HINCKLEY, ALLEN & SNYDER LLP

1500 FLEET CENTER

PROVIDENCE, RHODE ISLAND 02903

(Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1

The following is a copy of the registrant’s quarterly schedule of portfolio holdings.

PORTFOLIO OF INVESTMENTS as of July 31, 2006 (unaudited)

Principal Amount		Ratings Moody’s/ Standard & Poor’s (a)	Value (b)	% of Net Assets
MUNICIPAL SECURITIES
Rhode Island General Obligation and Revenue

$500,000	Barrington School District 5.00%, 10/1/14	Aa-2/NR	$525,965	2.00
200,000	Burrillville General Obligation FGIC Insured 5.70%, 5/1/11	Aaa/AAA	204,210	0.78
250,000	Cranston General Obligation FSA Insured 5.00%, 2/15/24	Aaa/AAA	259,043	0.99
250,000	Cranston General Obligation FSA Insured 5.00%, 2/15/22	Aaa/AAA	260,343	0.99
225,000	Middletown General Obligation 4.00%, 7/15/12	Aa-3/NR	225,826	0.86
80,000	North Kingstown General Obligation 6.80%, 12/15/06	Aa-3/NR	80,906	0.31
200,000	North Kingstown General Obligation FGIC Insured 5.70%, 10/1/18	Aaa/NR	213,054	0.81
250,000	North Providence General Obligation FSA Insured 4.00%, 10/15/17	Aaa/AAA	246,215	0.94
500,000	Providence General Obligation FSA Insured 5.00%, 7/15/14	Aaa/AAA	534,820	2.04
150,000	Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13	Aaa/AAA	153,906	0.59
500,000	Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14	Aaa/AAA	528,900	2.01
685,000	Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18	Aaa/AAA	703,879	2.68
250,000	Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15	Aaa/AAA	264,693	1.01
500,000	Providence Redevelopment Auth. AMBAC Insured, 5.30%, 4/1/12	Aaa/NR	528,175	2.01
200,000	Providence Redevelopment Radian Insured 4.25%, 9/1/13	NR/AA	200,480	0.76
8,000	Warwick General Obligation MBIA Insured 6.60%, 11/15/06	Aaa/AAA	8,011	0.03
250,000	Warwick General Obligation FSA Insured 4.00%, 7/15/11	Aaa/AAA	251,897	0.96
250,000	Warwick General Obligation FSA Insured 4.125%, 7/15/13	Aaa/AAA	252,560	0.96
500,000	West Warwick General Obligation 5.00%, 10/15/25	A-3/NR	504,855	1.92
225,000	Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18	Aaa/AAA	233,539	0.89
500,000	Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19	Aaa/AAA	527,730	2.01
500,000	Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25	Aaa/AAA	492,335	1.87
650,000	Rhode Island Depositors Economic Protection Corp. MBIA Insured Escrowed to Maturity 6.55%, 8/1/10	Aaa/AAA	695,377	2.65
215,000	Rhode Island Depositors Economic Protection Corp. CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22	Aaa/AAA	266,787	1.02
250,000	Rhode Island Depositors Economic Protection Corp. Escrowed to Maturity 5.75%, 8/1/21	Aaa/NR	287,963	1.10
500,000	Rhode Island Economic Department of Transportation AMBAC Insured 3.75%, 6/15/13	Aaa/AAA	495,205	1.88
500,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/12	Aaa/AAA	519,120	1.98
395,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/13	Aaa/AAA	410,030	1.56
545,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/14	Aaa/AAA	565,432	2.15
450,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.00%, 7/1/18	Aaa/AAA	462,870	1.76
1,100,000	Rhode Island Economic Development Corp. Providence Place Radian Insured 6.125%, 7/1/20	NR/AA	1,187,714	4.52
100,000	RI COPS MBIA Insured 5.375%, 10/1/16	Aaa/AAA	102,751	0.39
250,000	RI COPS Kent County Courthouse MBIA Insured 5.00%, 10/1/22	Aaa/AAA	259,657	0.99
300,000	Rhode Island Lease Participation Certificate Shepard Bldg. AMBAC Insured 5.125%, 6/1/12	Aaa/AAA	306,558	1.17

PORTFOLIO OF INVESTMENTS (continued) (unaudited)

Principal Amount		Ratings Moody’s/ Standard & Poor’s (a)	Value (b)	% of Net Assets
MUNICIPAL SECURITIES - Continued
Rhode Island General Obligation and Revenue (continued)
$500,000	Rhode Island Refunding Bond Authority AMBAC Insured 5.25%, 2/1/10	Aaa/AAA	$ 516,365	1.96
500,000	Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18	Aaa/AAA	524,265	1.99
300,000	Rhode Island General Obligation FGIC Insured 5.125%, 7/15/14	Aaa/AAA	311,058	1.18
500,000	Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15	Aaa/AAA	505,000	1.92
1,000,000	Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16	Aaa/AAA	1,059.650	4.03
250,000	Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16	Aaa/AAA	258,707	0.99
250,000	Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15	Aaa/AAA	258,707	0.99
1,000,000	Tobacco Settlement Financing Corp. 6.25%, 6/1/42	Baa-3/BBB	1,047,820	3.99
	Total Rhode Island General Obligation and Revenue		$17,242,378

Rhode Island Health & Education Building Corporation
$100,000	University of Rhode Island AMBAC Insured 5.20%, 9/15/15	Aaa/AAA	$106,183	0.40
300,000	University of Rhode Island AMBAC Insured 5.20%, 9/15/16	Aaa/AAA	318,549	1.21
100,000	Bryant College AMBAC Insured 4.60%, 6/1/12	Aaa/AAA	103,773	0.40
780,000	Brown University 5.25%, 9/1/16	Aa-1/AA+	822,565	3.13
400,000	Brown University 5.00%, 9/1/19	Aa-1/AA+	409,332	1.56
500,000	Brown University 5.00%, 9/1/23	Aa-1/AA+	511,240	1.95
250,000	Salve Regina College Radian Insured 5.25%, 3/15/18	NR/AA	261,405	0.99
750,000	Johnson & Wales College MBIA Insured 5.00%, 4/1/29	Aaa/AAA	769,350	2.93
500,000	Johnson & Wales College XL Capital 5.25%, 4/1/14	Aaa/AAA	536,520	2.04
250,000	Rhode Island School of Design MBIA Insured 4.40%, 6/1/15	Aaa/AAA	255,015	0.97
585,000	Rhode Island School of Design MBIA Insured 4.60%, 6/1/17	Aaa/AAA	599,789	2.28
500,000	St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18	Aa-3/NR	521,830	1.99
300,000	Lifespan MBIA Insured 5.75%, 5/15/23	Aaa/AAA	308,618	1.18
500,000	Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24	Aa2/NR	503,370	1.91
	Total Rhode Island Health & Education Building Corporation		$ 6,027,539

Rhode Island Housing & Mortgage Finance Corporation
$400,000	5.00%, 10/1/16	Aa-2/AA+	$403,348	1.53
10,000	6.50%, 10/1/22	Aa-2/AA+	10,013	0.04
950,000	4.30%, 10/1/17	Aa-2/AA+	948,281	3.61
5,000	6.50%, 4/1/27	Aa-2/AA+	5,006	0.02
	Total Rhode Island Housing & Mortgage Finance Corporation		$ 1,366,648

Puerto Rico Bonds
$350,000	Puerto Rico Commonwealth 5.00%, 7/1/29	Baa2/A-	$ 353,402	1.34
500,000	Puerto Rico Electric Power Authority MBIA Insured 5.125%, 7/1/29	Aaa/AAA	513,290	1.95
500,000	Puerto Rico Municipal Finance Auth. FSA Insured 5.50%, 7/1/17	Aaa/AAA	515,205	1.96

	TOTAL PUERTO RICO BONDS		$ 1,381,897

	TOTAL INVESTMENTS		$26,018,462

a)

These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(b)	Abbreviations used:

AMBAC - American Municipal Bond Assurance Corp.

CGIC - Capital Guaranty Insurance Co.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

MBIA - Municipal Bond Investors Assurance Corp.

LOC - Letter of Credit

CAPMAC - Capital Markets Assurance Corp.

Radian – Radian Insurance Co.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) EX-99.1 – Certification of President (principal executive officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(b) EX-99.2 – Certification of Treasurer (principal financial officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VLC Trust
ON BEHALF OF
OCEAN STATE TAX EMEMPT FUND

Date: September 19, 2006	By:	/s/ Alfred B. Van Liew
________________________________
Alfred B. Van Liew
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 19, 2006	By:	/s/ Alfred B. Van Liew
_________________________________
Alfred B. Van Liew
President

Date: September 19, 2006	By:	/s/ Kevin M. Oates
_________________________________
Kevin M. Oates
Vice President & Treasurer